Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Incentive Unit Activity

he following table summarizes the Company’s incentive unit activity since December 31, 2016:

	Number of Units	Weighted Average Strike Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2016	413,266	$2.75	9.1	$779
Granted	9,132	1.28	—	—
Exercised	—	—	—	—
Forfeited	(19,541)	4.99	—	—
Cancelled	(402,857)	2.62	—	—

Outstanding as of December 31, 2017	—	$—	—	$—

Summary of Assumptions Used to Determine Fair Value of Incentive Unit and Stock Option Awards Granted to Employees and Directors

The assumptions that the Company used in the Black-Scholes option-pricing model to determine the fair value of incentive unit and stock option awards granted to employees and directors were as follows, presented on a weighted average basis:

	Year Ended December 31,
	2017	2016	2015
Risk-free interest rate	2.0%	1.3%	1.5%
Expected term (in years)	6.1	6.3	6.3
Expected volatility	77.1%	76.5%	62.6%
Expected dividend yield	0.0%	0.0%	0.0%

Summary of Stock Option Activity

The following table summarizes stock option activity during 2017:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2016	—	$—	—	$—
Granted	2,012,106	7.24	—	—
Exercised	—	—	—	—
Forfeited	(810)	5.90	—	—
Cancelled	—	—	—	—

Outstanding as of December 31, 2017	2,011,296	$7.24	9.38	$9,074

Outstanding as of December 31, 2017—vested and expected to vest	2,011,296	$7.24	9.38	$9,074

Exercisable at December 31, 2017	357,494	$5.90	9.29	$2,091

Summary of Share-Based Compensation Expense

The Company recorded share-based compensation expense in the following expense categories of its consolidated statements of operations and comprehensive loss (in thousands):

	Three Months Ended March 31,
	2018	2017
Research and development expenses	$250	$23
General and administrative expenses	364	39

Total	$614	$62

The Company recorded share-based compensation expense, for both incentive units and stock options in the following expense categories of its consolidated statements of operations and comprehensive loss (in thousands):

	Year Ended December 31,
	2017	2016	2015
Research and development expenses	$371	$66	$13
General and administrative expenses	1,056	114	8

Total	$1,427	$180	$21